Offerings	Mar. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share reserved for issuance pursuant to the 2025 Equity Incentive Plan
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	2.76
Maximum Aggregate Offering Price	$ 1,380,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 190.58
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover an indeterminate number of additional shares of common stock, par value $0.0001 per share ("Common Stock"), of Bimergen Energy Corporation. (the "Registrant") issuable under the Bimergen Energy Corporation 2025 Equity Incentive Plan (the "Plan") by reason of any future stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration by the Registrant, which results in an increase in the number of outstanding shares of Common Stock. (2) Estimated pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Common Stock as reported on The NYSE American on March 19, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share reserved for issued pursuant to certain restricted stock awards
Amount Registered | shares	88,456
Proposed Maximum Offering Price per Unit	2.76
Maximum Aggregate Offering Price	$ 244,138.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 33.72
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover an indeterminate number of additional shares of common stock, par value $0.0001 per share ("Common Stock"), of Bimergen Energy Corporation. (the "Registrant") issuable under the Bimergen Energy Corporation 2025 Equity Incentive Plan (the "Plan") by reason of any future stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration by the Registrant, which results in an increase in the number of outstanding shares of Common Stock. (2) Estimated pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Common Stock as reported on The NYSE American on March 19, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon exercise certain stock options
Amount Registered | shares	1,414,286
Proposed Maximum Offering Price per Unit	4.53
Maximum Aggregate Offering Price	$ 6,406,715.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 884.77
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover an indeterminate number of additional shares of common stock, par value $0.0001 per share ("Common Stock"), of Bimergen Energy Corporation. (the "Registrant") issuable under the Bimergen Energy Corporation 2025 Equity Incentive Plan (the "Plan") by reason of any future stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration by the Registrant, which results in an increase in the number of outstanding shares of Common Stock.